Accrued Expenses (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Accrued Expenses [Line Items]
Management and Directors' compensation	$ 720,937	$ 633,385
Accrued listing expenses	791,845	0
Others	732,207	642,794
Accrued Expenses	16,068,876	15,701,756
Related Party [Member]
Accrued Expenses [Line Items]
Management fee payable-related party (Note 13)	619,331	619,042
Junket Agents [Member]
Accrued Expenses [Line Items]
Commission payable-the junket agents	$ 13,204,556	$ 13,806,535